Subsequent Events		6 Months Ended
	Jan. 24, 2020	Jun. 30, 2020
Subsequent Events.
Subsequent Events

6.   Subsequent events

On March 2, 2020, the Sponsor transferred 20,000 founder shares to each of Scott M. Delman and Joshua Kazam, the director nominees, resulting in the Sponsor holding 14,335,000 founder shares. On March 5, 2020, the Company effected a 1:1.2 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 17,210,000 Founder Shares and there being an aggregate of 17,250,000 Founder Shares outstanding.

8. Subsequent Events The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.